UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07643
                                                    ----------
                               Phoenix PHOLIOs (SM)
   -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
   -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,              John H. Beers, Esq.
  Counsel and Secretary for Registrant             Vice President and Counsel
     Phoenix Life Insurance Company              Phoenix Life Insurance Company
            One American Row                            One American Row
         Hartford, CT 06103-2899                    Hartford, CT 06103-2899
   -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: July 31
                                                --------
                   Date of reporting period: October 31, 2006
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

PHOENIX PHOLIOS(SM)
GLOSSARY
OCTOBER 31, 2006 (UNAUDITED)

Exchange Traded Funds
Portfolios of stocks or bonds that track a specific market index.

Fund of funds
A mutual fund that invests in the shares of other open-end mutual funds according to an established asset allocation model, resulting in a diversified portfolio of asset classes and investment strategies appropriate for pursuit of the overall investment objective.

iShares
Represents shares of an open-end Exchange Traded Fund.

REIT (Real Estate Investment Trust)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

                         COMPOSITION BY UNDERLYING FUND
                 AS A PERCENTAGE OF TOTAL LONG TERM INVESTMENTS
                             AS OF OCTOBER 31, 2006
                                   (UNAUDITED)

                                                       Wealth    Wealth   Wealth   Wealth   Conservative
                                                     Accumulator Builder Guardian Preserver    Income     Diversifier International
                                                       PHOLIO    PHOLIO   PHOLIO   PHOLIO      PHOLIO       PHOLIO(*)   PHOLIO(*)
                                                    ---------------------------------------------------------------------------
Phoenix Bond Fund Class A                                0.0%      7.5%    15.4%    23.5%       31.7%         0.0%         0.0%
Phoenix Dynamic Growth Fund Class A                      4.7%      3.9%     3.0%     0.0%        0.0%         0.0%         0.0%
Phoenix Emerging Markets Bond Fund                       0.0%      0.0%     0.0%     0.0%        0.0%         0.0%         4.8%
Phoenix Foreign Opportunities Fund Class A               8.5%      6.3%     4.4%     3.1%        0.0%         0.0%        32.3%
Phoenix Fundamental Growth Fund Class A                 14.1%     10.6%     8.8%     7.6%        4.0%         0.0%         0.0%
Phoenix Global Utilities Fund Class A                    4.2%      4.2%     2.2%     1.1%        1.1%        33.8%        10.4%
Phoenix Growth & Income Fund Class A                    15.2%     11.4%     8.3%     7.2%        3.2%         0.0%         0.0%
Phoenix High Yield Securities Fund Class A               0.0%      1.9%     3.9%     5.8%        8.1%         0.0%         0.0%
Phoenix Institutional Bond Fund Class Y                  0.0%      7.6%    15.4%    25.0%       31.9%         0.0%         0.0%
Phoenix International Strategies Fund Class A           12.2%     10.9%     8.4%     5.0%        4.0%         0.0%        52.5%
Phoenix Market Neutral Fund Class A                      6.6%      6.0%     5.3%     2.7%        2.8%        32.1%         0.0%
Phoenix Mid-Cap Value Fund Class A                       5.3%      4.2%     3.3%     0.0%        0.0%         0.0%         0.0%
Phoenix Multi-Sector Short Term Bond Fund Class A        0.0%      1.9%     3.9%     5.7%        7.9%         0.0%         0.0%
Phoenix Real Estate Securities Fund Class A              4.2%      4.4%     2.1%     1.1%        1.1%        34.1%         0.0%
Phoenix Small-Cap Growth Fund Class A                    5.2%      3.8%     2.9%     2.0%        0.0%         0.0%         0.0%
Phoenix Small-Cap Value Fund Class A                     4.8%      3.9%     3.1%     2.0%        0.0%         0.0%         0.0%
Phoenix Total Value Fund Class A                        15.0%     11.5%     9.6%     8.2%        4.2%         0.0%         0.0%
                                                     ---------------------------------------------------------------------------
Total...............................................   100.0%    100.0%   100.0%   100.0%      100.0%       100.0%       100.0%
                                                     ===========================================================================

(*) Table excludes Exchange Traded Funds.

Phoenix Wealth Accumulator PHOLIO
                                                       SHARES       VALUE
                                                    ----------   ------------
MUTUAL FUNDS--99.2%

DOMESTIC EQUITY FUNDS(c)--74.4%
Phoenix Dynamic Growth Fund Class A(b)                  28,548   $    310,026
Phoenix Fundamental Growth Fund Class A(b)              86,905        930,754
Phoenix Growth & Income Fund Class A                    59,469      1,003,843
Phoenix Market Neutral Fund Class A(b)                  39,015        436,188
Phoenix Mid-Cap Value Fund Class A                      14,611        353,148
Phoenix Real Estate Securities Fund Class A              7,668        278,958
Phoenix Small-Cap Growth Fund Class A(b)                10,241        341,215
Phoenix Small-Cap Value Fund Class A(b)                 16,342        318,342
Phoenix Total Value Fund Class A                        85,977        992,178
                                                                 ------------
                                                                    4,964,652
                                                                 ------------


FOREIGN EQUITY FUNDS(c)--24.8%
Phoenix Foreign Opportunities Fund Class A              23,580        564,267
Phoenix Global Utilities Fund Class A                   23,852        280,976
Phoenix International Strategies Fund Class A           60,222        806,975
                                                                 ------------
                                                                    1,652,218
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $6,130,211)                                        6,616,870
-----------------------------------------------------------------------------


TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $6,130,211)                                        6,616,870(a)

Other assets and liabilities, net--0.8%                                54,436
                                                                 ------------
NET ASSETS--100.0%                                               $  6,671,306
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $464,438 and gross depreciation of $10,189 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $6,162,621.
(b) Non-income producing.
(c) Affiliated Fund.

Phoenix Wealth Builder PHOLIO

                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2006
                                  (UNAUDITED)

                                                       SHARES       VALUE
                                                    ----------   ------------
MUTUAL FUNDS--99.7%

DOMESTIC EQUITY FUNDS(c)--59.5%
Phoenix Dynamic Growth Fund Class A(b)                 469,213   $  5,095,651
Phoenix Fundamental Growth Fund Class A(b)           1,297,449     13,895,675
Phoenix Growth & Income Fund Class A                   888,007     14,989,560
Phoenix Market Neutral Fund Class A(b)                 712,168      7,962,034
Phoenix Mid-Cap Value Fund Class A                     231,002      5,583,314
Phoenix Real Estate Securities Fund Class A            157,263      5,721,237
Phoenix Small-Cap Growth Fund Class A(b)               150,413      5,011,769
Phoenix Small-Cap Value Fund Class A(b)                266,493      5,191,292
Phoenix Total Value Fund Class A                     1,310,443     15,122,511
                                                                 ------------
                                                                   78,573,043
                                                                 ------------

FOREIGN EQUITY FUNDS(c)--21.3%
Phoenix Foreign Opportunities Fund Class A             346,156      8,283,509
Phoenix Global Utilities Fund Class A                  473,721      5,580,436
Phoenix International Strategies Fund Class A        1,070,548     14,345,346
                                                                 ------------
                                                                   28,209,291
                                                                 ------------

DOMESTIC FIXED INCOME FUNDS(c)--18.9%
Phoenix Bond Fund Class A                              964,399      9,923,664
Phoenix High Yield Securities Fund Class A             255,516      2,547,491
Phoenix Institutional Bond Fund Class Y                316,875      9,956,222
Phoenix Multi-Sector Short Term Bond Fund Class A      528,107      2,503,225
                                                                 ------------
                                                                   24,930,602
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $115,830,082)                                    131,712,936
-----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $115,830,082)                                    131,712,936
                                                                 ------------

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ----------   ------------

SHORT-TERM INVESTMENTS--0.5%

COMMERCIAL PAPER(d)--0.5%
UBS Finance Delaware LLC 5.28%, 11/1/06              $     640   $    640,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $640,000)                                            640,000

-----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $116,470,082)                                    132,352,936(a)
Other assets and liabilities, net--(0.2)%                            (300,368)
                                                                 ------------
NET ASSETS--100.0%                                               $132,052,568
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,130,828 and gross depreciation of $471,216 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $116,693,324.
(b) Non-income producing.
(c) Affiliated Funds.
(d) The rate shown is the discount rate.

Phoenix Wealth Guardian PHOLIO

                           SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2006
                                 (UNAUDITED)

                                                       SHARES       VALUE
                                                    ----------   ------------
MUTUAL FUNDS--100.3%


DOMESTIC EQUITY FUNDS(c)--46.6%
Phoenix Dynamic Growth Fund Class A(b)                 167,090   $  1,814,595
Phoenix Fundamental Growth Fund Class A(b)             492,861      5,278,542
Phoenix Growth & Income Fund Class A                   292,255      4,933,270
Phoenix Market Neutral Fund Class A(b)                 284,696      3,182,905
Phoenix Mid-Cap Value Fund Class A                      80,828      1,953,620
Phoenix Real Estate Securities Fund Class A             34,571      1,257,676
Phoenix Small-Cap Growth Fund Class A(b)                51,860      1,727,967
Phoenix Small-Cap Value Fund Class A(b)                 93,622      1,823,766
Phoenix Total Value Fund Class A                       497,381      5,739,779
                                                                 ------------
                                                                   27,712,120
                                                                 ------------

FOREIGN EQUITY FUNDS(c)--15.0%
Phoenix Foreign Opportunities Fund Class A             110,028      2,632,974
Phoenix Global Utilities Fund Class A                  109,023      1,284,286
Phoenix International Strategies Fund Class A          375,582      5,032,802
                                                                 ------------
                                                                    8,950,062
                                                                 ------------

DOMESTIC FIXED INCOME FUNDS(c)--38.7%
Phoenix Bond Fund Class A                              891,345      9,171,939
Phoenix High Yield Securities Fund Class A             233,438      2,327,374
Phoenix Institutional Bond Fund Class Y                292,867      9,201,875
Phoenix Multi-Sector Short Term Bond Fund Class A      488,952      2,317,630
                                                                 ------------
                                                                   23,018,818
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $54,674,246)                                      59,681,000
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.3%
(IDENTIFIED COST $54,674,246)                                      59,681,000
                                                                 ------------

                                                     PAR VALUE
                                                        (000)       VALUE
                                                    ----------   ------------

SHORT-TERM INVESTMENTS--0.3%

COMMERCIAL PAPER(d)--0.3%
UBS Finance Delaware LLC 5.28%, 11/1/06             $      195   $    195,000

-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $195,000)                                            195,000
-----------------------------------------------------------------------------


TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $54,869,246)                                      59,876,000(a)

Other assets and liabilities, net--(0.6)%                            (359,294)
                                                                 ------------
NET ASSETS--100.0%                                               $ 59,516,706
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,079,458 and gross depreciation of $287,745 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $55,084,287.
(b) Non-income producing.
(c) Affiliated Fund.
(d) The rate shown is the discount rate.

Phoenix Wealth Preserver PHOLIO

                           SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2006
                                 (UNAUDITED)

                                                       SHARES       VALUE
                                                    ----------   ------------
MUTUAL FUNDS--98.6%

DOMESTIC EQUITY FUNDS(c)--30.3%
Phoenix Fundamental Growth Fund Class A(b)              11,678   $    125,069
Phoenix Growth & Income Fund Class A                     6,972        117,679
Phoenix Market Neutral Fund Class A(b)                   3,918         43,805
Phoenix Real Estate Securities Fund Class A                486         17,684
Phoenix Small-Cap Growth Fund Class A(b)                   963         32,095
Phoenix Small-Cap Value Fund Class A(b)                  1,660         32,337
Phoenix Total Value Fund Class A                        11,605        133,923
                                                                 ------------
                                                                      502,592
                                                                 ------------

FOREIGN EQUITY FUNDS(c)--9.0%
Phoenix Foreign Opportunities Fund Class A               2,137         51,136
Phoenix Global Utilities Fund Class A                    1,497         17,635
Phoenix International Strategies Fund Class A            6,089         81,598
                                                                 ------------
                                                                      150,369
                                                                 ------------

DOMESTIC FIXED INCOME FUNDS(c)--59.3%
Phoenix Bond Fund Class A                               37,546        386,346
Phoenix High Yield Securities Fund Class A               9,575         95,466
Phoenix Institutional Bond Fund Class Y                 13,007        408,686
Phoenix Multi-Sector Short Term Bond Fund Class A       19,838         94,031
                                                                 ------------
                                                                      984,529
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $1,574,306)                                        1,637,490
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $1,574,306)                                        1,637,490(a)

Other assets and liabilities, net--1.4%                                23,178
                                                                 ------------
NET ASSETS--100.0%                                               $  1,660,668
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $60,983 and gross depreciation of $1,425 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,577,932.
(b) Non-income producing.
(c) Affiliated Fund.

Phoenix Conservative Income PHOLIO

                           SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2006
                                 (UNAUDITED)

                                                       SHARES       VALUE
                                                    ----------   ------------

MUTUAL FUNDS--99.1%

DOMESTIC EQUITY FUNDS(c)--15.1%
Phoenix Fundamental Growth Fund Class A(b)               3,832   $     41,037
Phoenix Growth & Income Fund Class A                     1,969         33,237
Phoenix Market Neutral Fund Class A(b)                   2,566         28,686
Phoenix Real Estate Securities Fund Class A                303         11,016
Phoenix Total Value Fund Class A                         3,730         43,047
                                                                 ------------
                                                                      157,023
                                                                 ------------

FOREIGN EQUITY FUNDS(c)--5.2%
Phoenix Global Utilities Fund Class A                      962         11,329
Phoenix International Strategies Fund Class A            3,163         42,379
                                                                 ------------
                                                                       53,708
                                                                 ------------

DOMESTIC FIXED INCOME FUNDS(c)--78.8%
Phoenix Bond Fund Class A                               31,829        327,520
Phoenix High Yield Securities Fund Class A               8,351         83,260
Phoenix Institutional Bond Fund Class Y                 10,486        329,467
Phoenix Multi-Sector Short Term Bond Fund Class A       17,174         81,404
                                                                 ------------
                                                                      821,651
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $1,000,920)                                        1,032,382
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $1,000,920)                                        1,032,382(a)

Other assets and liabilities, net--0.9%                                 9,820
                                                                 ------------
NET ASSETS--100.0%                                               $  1,042,202
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $24,931 and gross depreciation of $413 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,007,864.
(b) Non-income producing.
(c) Affiliated Fund.

Phoenix Diversifier PHOLIO

                           SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2006
                                 (UNAUDITED)

                                                       SHARES       VALUE
                                                    ----------   ------------

MUTUAL FUNDS--74.1%


DOMESTIC EQUITY FUNDS--49.0%
Phoenix Market Neutral Fund Class A(b)(c)              568,458   $  6,355,361
Phoenix Real Estate Securities Fund Class A(c)         185,834      6,760,633
                                                                 ------------
                                                                   13,115,994
                                                                 ------------

FOREIGN EQUITY FUND--25.1%
Phoenix Global Utilities Fund Class A(c)               569,000      6,702,822
-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $19,221,876)                                      19,818,816
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--24.2%

iShares Goldman Sachs Natural Resources Index Fund      27,081      2,622,524
PowerShares DB Commodity Index Tracking Fund(b)        159,465      3,857,459
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $6,395,762)                                        6,479,983
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $25,617,638)                                      26,298,799
                                                                 ------------

                                                     PAR VALUE
                                                        (000)       VALUE
                                                    ----------   ------------

SHORT-TERM INVESTMENTS--1.5%

COMMERCIAL PAPER--1.5%
Bank of America Corp 5.25%, 11/1/06                  $     415   $    415,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $415,000)                                            415,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $26,032,638)                                      26,713,799(a)
Other assets and liabilities, net--0.2%                                42,874
                                                                 ------------
NET ASSETS--100.0%                                               $ 26,756,673
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $722,511 and gross depreciation of $46,425 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $26,037,713.
(b) Non-income producing.
(c) Affiliated Fund.
(d) The rate shown is the discount rate.

Phoenix International PHOLIO

                           SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2006
                                 (UNAUDITED)

                                                       SHARES       VALUE
                                                    ----------   ------------

MUTUAL FUNDS--94.1%

FOREIGN EQUITY FUNDS--89.6%
Phoenix Foreign Opportunities Fund Class A(b)           10,707   $    256,227
Phoenix Global Utilities Fund Class A(b)                 6,985         82,286
Phoenix International Strategies Fund Class A(b)        31,142        417,297
                                                                 ------------
                                                                      755,810
                                                                 ------------

FOREIGN FIXED INCOME FUND--4.5%
Phoenix Emerging Markets Bond Fund(b)                    4,359         38,313

-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $730,901)                                            794,123
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--4.8%

iShares MSCI Japan Index Fund                            2,970         41,016
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $39,386)                                              41,016
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $770,287)                                            835,139(a)

Other assets and liabilities, net--1.1%                                 8,935
                                                                 ------------
NET ASSETS--100.0%                                               $    844,074
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $63,961 and gross depreciation of $0 for federal income tax purposes. At October 31, 2006, the aggregate cost of securities for federal income tax purposes was $771,178.
(b) Affiliated Fund.

PHOENIX PHOLIOS(SM)
NOTES TO SCHEDULES OF INVESTMENTS
October 31, 2006 (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Phoenix PHOLIOs(SM) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION
    Investments in the underlying funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 pm eastern time).

    As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees. In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
    Security transactions are recorded on the trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Realized gains and losses are determined on the identified cost basis. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

NOTE 2--OTHER
    The Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by each Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At October 31, 2006, the Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying funds as detailed below:

                                                          % Held                     % Held
Underlying Fund                                    Wealth Builder PHOLIO      Wealth Guardian PHOLIO
---------------                                    ---------------------      ----------------------
Phoenix Bond Fund                                          10%                     --%
Phoenix Dynamic Growth Fund                                46                      16
Phoenix Fundamental Growth Fund                            52                      20
Phoenix Global Utilities Fund                              23                      --
Phoenix High Yield Securities Fund                         10                      --
Phoenix International Strategies Fund                      16                      --
Phoenix Total Value Fund                                   50                      19

    The investments of the other Funds do not represent greater than 10% of the underlying funds' total outstanding shares.

NOTE 3--SUBSEQUENT EVENT
On November 16, 2006, the Board of Trustees of the Phoenix PHOLIOs voted to liquidate the Phoenix Conservative Income PHOLIO, Phoenix International PHOLIO and Phoenix Wealth

PHOENIX PHOLIOS(SM)
NOTES TO SCHEDULES OF INVESTMENTS
October 31, 2006 (Unaudited)

Preserver PHOLIO. On or about December 22, 2006, the Phoenix International PHOLIO and Phoenix Wealth Preserver PHOLIO will each be liquidated at its net asset value. On or about December 27, 2006, the Phoenix Conservative Income PHOLIO will be liquidated at its net asset value.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix PHOLIOs (SM)
            -------------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     December 20, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     December 20, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     December 20, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.